Other current and non-current assets (Tables)	6 Months Ended
Jun. 30, 2025
Trade and other receivables [abstract]
Summary of Other current assets

Other current assets consist of the following:

	As of
	June 30, 2025	December 31, 2024
	(Euros in thousands)
Prepaid expenses	11,364	12,048
Value added tax receivables	950	888
Other assets	11,474	6,310
Total	23,788	19,246

Summary of Other non-current assets	Other non-current assets consist of the following:

	As of
	June 30, 2025	December 31, 2024
	(Euros in thousands)
Prepaid expenses	131	333
Other assets	869	917
Total	1,000	1,250